Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party - Schedule of Loan Payables (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short-term loan payables	$ 262,266,751	$ 175,972,800
Long-term loan payables, current portion	45,268,300	103,472,536
Total loan payables, current	307,535,051	279,445,336
Long-term loan payables, non-current portion	680,191,285	128,166,851
Term loan payables	40,590,795
Total loan payables, non current	720,782,080	128,166,851
Total loan payables	$ 1,028,317,131	$ 407,612,187